JPMorgan Tax Aware Real Return Fund
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 86.8% (a)
Alabama — 3.5%
Alabama Public School and College Authority Series 2016-A, Rev., 4.00%, 6/1/2031	35	37
Black Belt Energy Gas District 4.00%, 6/1/2027 (b)	1,000	1,040
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (b)	1,615	1,650
Black Belt Energy Gas District, Gas Supply Series 2021A, Rev., LIQ : Royal Bank of Canada, 4.00%, 12/1/2031 (b)	3,000	3,083
Southeast Energy Authority A Cooperative District Series 2022A, 5.00%, 8/1/2028 (b)	4,685	5,018
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	9,570	9,670
Total Alabama		20,498
Alaska — 0.7%
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Series 2016, Rev., 5.00%, 9/1/2024	15	16
Rev., 5.25%, 9/1/2029	3,490	3,784
Total Alaska		3,800
Arizona — 0.9%
Arizona Board of Regents Series 2022A, Rev., 5.00%, 7/1/2034	350	415
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project Series 2021A, Rev., 4.00%, 7/15/2036 (c)	275	252
Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2041	135	125
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project Series 2022A, Rev., 4.50%, 7/15/2029 (c)	150	150
City of Phoenix Series 2018-A, 5.00%, 7/1/2031	1,500	1,822
City of San Luis Series A, Rev., AGM, 5.00%, 7/1/2025	50	54
City of Sedona, Excise Tax
Rev., 5.00%, 7/1/2028	100	116
Series 2002 B, Rev., 5.00%, 7/1/2029	200	234
Rev., 5.00%, 7/1/2030	100	119
Rev., 5.00%, 7/1/2031	175	210
Rev., 5.00%, 7/1/2032	100	121
Rev., 5.00%, 7/1/2033	300	359
County of Pima Rev., 3.00%, 7/1/2023	5	5
Maricopa County Industrial Development Authority, Honorhealth Series 2021A, Rev., 4.00%, 9/1/2037	695	704
Pima County Unified School District No. 16 Catalina Foothills, School Improvement Projects Series 2018-B, GO, 5.00%, 7/1/2028	10	11
Pinal County Electric District No. 3 Rev., 5.00%, 7/1/2029	200	233
Salt River Project Agricultural Improvement & Power District, Electric System Series A, Rev., 5.00%, 1/1/2028	185	214
Town of Queen Creek, Excise Tax Series 2022 A, Rev., 5.00%, 8/1/2029	10	11
Total Arizona		5,155
Arkansas — 0.3%
City of Fort Smith, Water and Sewer Series 2019A, 5.00%, 10/1/2027	1,305	1,470
City of Springdale Public Facilities Board Hospital, Arkansas Children's Northwest Project Series 2016, Rev., 5.00%, 3/1/2030	10	11
Total Arkansas		1,481
California — 11.6%
Briggs Elementary School District, Election of 2014 Series B, GO, 4.00%, 8/1/2030	5	5
California Community Choice Financing Authority Series 2021A, 4.00%, 8/1/2028 (b)	4,400	4,576
California Enterprise Development Authority, Rocketship Public Schools
Series 2022A, Rev., 4.00%, 6/1/2031 (c)	250	240
Series 2022A, Rev., 4.00%, 6/1/2042 (c)	550	491

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Health Facilities Financing Authority, Kaiser Permanente Series 2017A, Subseries 2017A-2, Rev., 4.00%, 11/1/2038	1,000	1,015
California Health Facilities Financing Authority, Sutter Health Series 2022A, 4.00%, 11/15/2038	3,740	3,782
California Municipal Finance Authority, Lutheran University
Rev., 5.00%, 10/1/2029	225	248
Series 2022B1, Rev., 5.00%, 10/1/2030	225	246
Rev., 5.00%, 10/1/2031	225	244
California Municipal Finance Authority, Mount San Antonio Garden Series 2022B1, Rev., 2.75%, 11/15/2027	100	93
California Public Finance Authority, Enso Village Project
Series 2021B-3, Rev., 2.13%, 11/15/2027 (c)	150	142
Series 2021B-2, Rev., 2.38%, 11/15/2028 (c)	260	244
Series 2021B-1, Rev., 3.13%, 5/15/2029 (c)	100	94
Series 2021A, Rev., 5.00%, 11/15/2036 (c)	100	102
Series 2021A, Rev., 5.00%, 11/15/2046 (c)	100	99
California Statewide Communities Development Authority, San Francisco Campus for Jewish Living Project
Series 2021B-2, Rev., 4.00%, 11/1/2031	100	111
Series 2021B-3, Rev., 4.00%, 11/1/2032	160	176
City of Culver City, Wastewater Facilities Series A, Rev., 4.00%, 9/1/2035	25	26
City of Los Angeles Department of Airports, Los Angeles International Airport Series 2022A, 5.00%, 5/15/2025	150	163
City of Los Angeles, Department of Water and Power, Power System
Series B, Rev., 5.00%, 7/1/2031	2,100	2,189
Series A, Rev., 5.00%, 7/1/2032	2,550	2,863
Series B, Rev., 5.00%, 7/1/2032	1,925	2,006
Series D, Rev., 5.00%, 7/1/2032	3,300	3,492
Series 2019-C, Rev., 5.00%, 7/1/2034	5	6
Series A, Rev., 5.00%, 7/1/2034	710	787
City of Santa Rosa, Wastewater Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	4,750	4,667
Clovis Unified School District 4.00%, 6/1/2026	115	124
Contra Costa County Public Financing Authority Series 2004 C, 5.00%, 6/1/2036	690	810
County of San Bernardino, Arrowhead Project Series 2019 A, 5.00%, 10/1/2026	200	225
CSCDA Community Improvement Authority, Essential Housing, Orange Portfolio Series 2021A-1, Rev., 2.80%, 3/1/2047 (c)	1,510	1,218
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (c)	200	161
CSCDA Community Improvement Authority, Essential Housing, Senior Lien Series 2021A-1, Rev., 2.45%, 2/1/2047 (c)	1,420	1,146
Golden State Tobacco Securitization Corp., Tobacco Settlement Series 2015A, Rev., 5.00%, 6/1/2025 (d)	4,950	5,405
Lompoc Valley Medical Center GO, 5.00%, 8/1/2024	15	16
Los Angeles Community College District, Election of 2008 Series G, GO, 4.00%, 8/1/2024 (d)	145	152
Los Angeles County Public Works Financing Authority Series 2019 A, 5.00%, 12/1/2034	3,700	4,375
Los Angeles Department of Water & Power Series B, 5.00%, 7/1/2029	3,580	4,045
Los Angeles Department of Water and Power Power System Series 2017A, Rev., 5.00%, 7/1/2033	5,000	5,575
Los Angeles Unified School District, Headquarters Building Projects Series B, COP, 5.00%, 10/1/2031	80	80
Mission Viejo Community Development Financing Authority Series 2022 B, 4.00%, 5/1/2026	135	145
Ontario Public Financing Authority, Civic Center Improvements
Series 2017 A, AGM, 5.00%, 11/1/2027	90	103
AGM, 5.00%, 11/1/2029	100	117
Series 2022A, AGM, 5.00%, 11/1/2030	140	165
River Islands Public Financing Authority,Community of Facilities District No. 2003-1 Series 2021 A, AGM, 4.00%, 9/1/2037	250	264
Sacramento Municipal Utility District, Financing Authority, Cosumnes Project Series 2022A, Rev., 5.00%, 7/1/2028	1,290	1,405

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
San Francisco Bay Area Rapid Transit District, Sales Tax
Series A, Rev., 5.00%, 7/1/2025	395	430
Series A, Rev., 5.00%, 7/1/2026	125	136
San Francisco City and County, Airport Commission, San Francisco International Airport Series 2019A, Rev., AMT, 5.00%, 5/1/2034	25	28
San Joaquin County Transportation Authority, Measure K Sales Tax Series 2015A, Rev., 5.00%, 3/1/2030	2,000	2,239
San Marcos Redevelopment Agency Successor Agency, Pass-Through Project Area Series 2019 A, 5.00%, 10/1/2026	100	112
Sanger Unified School District, Capital Projects
COP, AGM, 5.00%, 6/1/2033	145	171
COP, AGM, 5.00%, 6/1/2034	400	468
COP, AGM, 5.00%, 6/1/2035	425	495
South Placer Wastewater Authority Rev., 5.00%, 11/1/2024	10	11
South San Francisco Public Facilities Financing Authority, Multiple Capital Projects at Oran
5.00%, 6/1/2035	185	212
5.00%, 6/1/2036	215	245
State of California, Various Purpose
Series 2021 A, 4.00%, 10/1/2027	410	454
Series 2018 A, GO, 5.00%, 8/1/2030	5,370	5,763
Vista Unified School District
5.00%, 8/1/2033	365	429
Series 2020A, 5.00%, 8/1/2034	1,225	1,427
Series 2022B, 5.00%, 8/1/2035	1,150	1,334
Westminster School District Series 2016, GO, 5.00%, 8/1/2030	5	6
Total California		67,598
Colorado — 2.7%
Arapahoe County Water & Wastewater Authority 4.00%, 12/1/2039	1,150	1,183
City and County of Denver, Airport System Series 2017A, 5.50%, 11/15/2040	5,000	5,829
City of Greeley COP, 4.00%, 12/1/2034	10	11
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project
Rev., 4.00%, 5/1/2026	30	30
Rev., 4.00%, 5/1/2028	35	35
Rev., 4.00%, 5/1/2030	35	35
Rev., 4.00%, 5/1/2036	85	81
Denver Health and Hospital Authority, Healthcare
Series 2019-A, Rev., 4.00%, 12/1/2038	1,750	1,708
Series 2019-A, Rev., 4.00%, 12/1/2039	1,000	970
Rampart Range Metropolitan District No. 5 Rev., 4.00%, 12/1/2036	500	457
Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	500	390
State of Colorado Series 2021A, COP, 5.00%, 12/15/2028	1,800	2,094
Third Creek Metropolitan District No. 1 Series 2022A-1, GO, 4.50%, 12/1/2037	825	741
University of Colorado, Enterprise System Series 2021C-3B, Rev., 2.00%, 10/15/2026 (b)	125	123
Waterview II Metropolitan District Series 2022A, GO, 4.50%, 12/1/2031	525	493
Windler Public Improvement Authority, Limited Tax
Series 2021 A-1, Rev., 4.00%, 12/1/2036	885	770
Series 2021 A-1, Rev., 4.00%, 12/1/2041	750	612
Total Colorado		15,562

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — 0.0% ^
Town of Southington Series 2020C, 5.00%, 6/1/2028	5	6
Town of Stafford GO, 3.00%, 8/1/2026	10	10
Total Connecticut		16
District of Columbia — 2.0%
District of Columbia
Series 2017A, GO, 5.00%, 6/1/2029	290	328
Series 2017A, GO, 5.00%, 6/1/2030	400	451
Series 2017A, GO, 5.00%, 6/1/2031	600	674
Series 2017A, GO, 5.00%, 6/1/2032	665	745
District of Columbia, Gallaudet University Project
Series 2021A, Rev., 4.00%, 4/1/2033	160	167
Series 2021A, Rev., 4.00%, 4/1/2034	165	171
Series 2021A, Rev., 4.00%, 4/1/2035	200	205
Series 2021A, Rev., 4.00%, 4/1/2036	200	204
Metropolitan Washington Airports Authority Aviation
Series 2012 G, 5.00%, 10/1/2028	3,000	3,403
Series 2015 F, 5.00%, 10/1/2032	3,000	3,424
Series 2020 A, 4.00%, 10/1/2039	1,590	1,598
Total District of Columbia		11,370
Florida — 4.6%
Broward County, Water and Sewer Utility Series 2015B, Rev., 5.00%, 10/1/2030	5,000	5,452
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (c)	175	154
Capital Trust Agency, Inc., The Marie Selby Botanical Gardens, Inc. Project Rev., 4.00%, 6/15/2031 (c)	100	92
City of Jacksonville
Series 2022A, Rev., 5.00%, 10/1/2029	205	241
Series 2022A, Rev., 5.00%, 10/1/2030	225	268
City of Pompano Beach, John Knox Village Project
Rev., 3.50%, 9/1/2030	1,900	1,837
Series 2021A, Rev., 3.50%, 9/1/2035	2,250	2,095
Series 2021A, Rev., 4.00%, 9/1/2036	115	113
Florida Atlantic University Finance Corp., Student Housing Project Series 2019B, Rev., 5.00%, 7/1/2029	250	290
Florida Development Finance Corp, IPS Florida LLC Series 2022 A, 5.25%, 6/15/2029 (c)	100	101
Florida Development Finance Corp., Mater Academy Project
Series 2022A, Rev., 5.00%, 6/15/2028	180	194
Series 2022A, Rev., 5.00%, 6/15/2031	260	277
Florida Development Finance Corp., River city Science Academy Series 2022B, Rev., 5.00%, 7/1/2031 (e)	165	172
Florida Development Finance Corp., The Mayflower Retirement Community Project
Series 2021 A, Rev., 1.75%, 6/1/2026 (c)	100	93
Series 2021B-1, Rev., 2.38%, 6/1/2027 (c)	100	92
Series 2021A, Rev., 4.00%, 6/1/2029 (c)	1,375	1,307
Series 2021A, Rev., 4.00%, 6/1/2030 (c)	1,435	1,349
Series 2021A, Rev., 4.00%, 6/1/2031 (c)	1,395	1,298
Series 2021A, Rev., 4.00%, 6/1/2036 (c)	2,105	1,864
Florida Gulf Coast University Financing Corp., Housing Project
Series 2017A, Rev., 5.00%, 8/1/2032	500	549
Series 2020A, Rev., 4.00%, 2/1/2037	200	203

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Florida Higher Educational Facilities Financial Authority, Rollins College Project Series 2020A, Rev., 4.00%, 12/1/2037	1,590	1,613
Hillsborough County Industrial Development Authority, Baycare Health System Series 2020B, Rev., VRDO, LOC : TD Bank NA, 1.66%, 9/1/2022 (b)	300	300
JEA Electric System Series 2017B, Rev., 5.00%, 10/1/2033	4,000	4,472
Lee County Industrial Development Authority, Cypress Cove at Healthpark Florida, Inc., Project Series 2022B2, Rev., 3.25%, 10/1/2026	1,500	1,485
Palm Beach County Health Facilities Authority, Jupiter Medical Center Projects Series 2022A, 5.00%, 11/1/2028	150	167
Palm Beach County Health Facilities Authority, Toby and Leon Cooperman Sinai Series 2022A, Rev., 4.00%, 6/1/2041	500	436
St. Johns County Industrial Development Authority, Vicar's Landing Project Series 2021A, Rev., 4.00%, 12/15/2029	225	212
University of Central Florida Housing Facility Series 2021A, Rev., 5.00%, 10/1/2024	50	53
Wildwood Utility Dependent District Series 2021 A, Rev., 5.00%, 10/1/2030	125	147
Total Florida		26,926
Georgia — 1.1%
Albany-Dougherty Inner City Authority, Albany State University Projects Series 2022A, Rev., 5.00%, 7/1/2032	2,000	2,280
City of Bainbridge, Utilities Series 2013A, Rev., 4.00%, 12/1/2033	235	248
Clayton County Development Authority, Clayton State University Project
Rev., 5.00%, 7/1/2026	50	55
Rev., 5.00%, 7/1/2028	125	144
Lee County School District 5.00%, 2/1/2030	325	372
Milledgeville and Baldwin County Development Authority, College and State University Projects
Series 2021A, Rev., 5.00%, 6/15/2027	415	469
Series 2021A, Rev., 5.00%, 6/15/2034	1,600	1,865
Polk School District, Sales Tax Series 2018 B, GO, 5.00%, 3/1/2025	325	352
Savannah Economic Development Authority, University Project
Series 2021B, Rev., 5.00%, 6/15/2027	295	334
Series 2021B, Rev., 5.00%, 6/15/2030	340	400
State of Georgia Series 2015A, GO, 5.00%, 2/1/2025	130	141
Total Georgia		6,660
Idaho — 0.1%
Idaho Housing and Finance Association Series 2021A, Rev., 5.00%, 7/15/2035	750	871
Illinois — 4.5%
City of Chicago, Second Lien Waterworks Project
Rev., 5.00%, 11/1/2022	400	403
Rev., 5.00%, 11/1/2029	1,000	1,043
Illinois Finance Authority, Northwestern Memorial Hospital Series 2021C, Rev., VRDO, LIQ : Barclays Bank plc, 1.60%, 9/1/2022 (b)	200	200
Illinois Finance Authority, Smith Crossing
Series 2017 A, Rev., 4.00%, 10/15/2025	295	295
Series 2021A, Rev., 4.00%, 10/15/2029	150	147
Rev., 4.00%, 10/15/2030	100	97
Rev., 4.00%, 10/15/2031	135	130
Northern Illinois University, Auxiliary Facilities System
Series 2021A, Rev., 5.00%, 10/1/2026	250	275
Series 2021A, Rev., 5.00%, 10/1/2027	325	363
Rev., 5.00%, 10/1/2028	325	367
Regional Transportation Authority Series 2022A, Rev., NATL - RE, 6.00%, 7/1/2024	750	810

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
State of Illinois
Series 2018 A, 5.00%, 11/1/2025	5,000	5,386
Series 2017D, GO, 5.00%, 11/1/2028	1,350	1,477
Series 2021 A, GO, 5.00%, 3/1/2030	1,260	1,407
Series 2018-A, 5.00%, 10/1/2030	2,000	2,189
Series 2021 A, 5.00%, 3/1/2033	6,000	6,674
Series 2021B, GO, 5.00%, 12/1/2033	1,000	1,106
Series 2021A, GO, 4.00%, 3/1/2038	1,000	974
Series 2021A, GO, 4.00%, 3/1/2039	3,000	2,908
Total Illinois		26,251
Indiana — 2.7%
City of Valparaiso, Green Oaks of Valparaiso LLC Rev., 5.38%, 12/1/2041 (c)	200	161
Crown Point Multi School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 7/15/2033	2,035	2,363
Fort Wayne Community School Building Corp. Series 2020 A, 5.00%, 7/15/2038	650	748
Fort Wayne Redevelopment Authority, Harrison Square Project Series 2020 A, Rev., 5.00%, 2/1/2026	1,110	1,162
Indiana Finance Authority, DEPAUW University Projects
Series 2022A, Rev., VRDO, LOC : Barclays Bank plc, 1.60%, 9/1/2022 (b)	5,000	5,000
5.00%, 7/1/2027	200	222
Series 2021 C, 5.00%, 7/1/2029	200	224
Series 2022A, 5.00%, 7/1/2030	230	260
Series 2022A, 5.00%, 10/1/2030	380	455
Series 2022A, 5.00%, 7/1/2031	230	261
Series 2022A, 5.00%, 7/1/2032	230	261
Indiana Finance Authority, Rose-Hulman Institute of Technology Project
Series 2008-J, Rev., 5.00%, 6/1/2029	125	142
Series 2021-1, Rev., 5.00%, 6/1/2031	100	114
Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2013D, Rev., 5.00%, 1/1/2026	4,050	4,110
Lake Ridge School Building Corp., First Mortgage Rev., 4.00%, 7/15/2028	125	129
Total Indiana		15,612
Iowa — 0.0% ^
Iowa Finance Authority, State Revolving Fund Series 2013D, Rev., 5.00%, 8/1/2032	20	22
Kentucky — 0.8%
City of Hazard, Appalachian Regional Healthcare, Inc. Rev., 4.00%, 7/1/2036	805	808
City of Henderson, Pratt Paper LLC Project
Series 2022B, Rev., AMT, 3.70%, 1/1/2032 (c)	440	441
Series 2022B, Rev., AMT, 4.45%, 1/1/2042 (c)	500	504
County of Boone, Duke Energy Kentucky, Inc. Series 2021 B, 3.70%, 8/1/2027	740	760
County of Carroll, Kentucky Environmental Facilities
Series 2008A, Rev., AMT, 2.00%, 2/1/2032	1,225	1,077
Series 2008 A, Rev., AMT, 2.13%, 10/1/2034	1,000	848
Kentucky Bond Development Corp., Centre College
Rev., 4.00%, 6/1/2029	160	173
Rev., 4.00%, 6/1/2030	165	178
Total Kentucky		4,789

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — 0.7%
City of Alexandria, Utilities Series 2013A, Rev., 5.00%, 5/1/2023 (d)	1,250	1,283
Lafayette Public Power Authority Rev., 5.00%, 11/1/2025	15	16
Louisiana Local Government Environmental Facilities and Community Development Authority, Bossier City Project Series 2017A, Rev., 5.00%, 10/1/2027	25	29
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2020A, Rev., 5.00%, 5/15/2035	650	711
Series 2020A, Rev., 5.00%, 5/15/2036	775	846
Series 2020A, Rev., 5.00%, 5/15/2037	500	544
Louisiana Public Facilities Authority, School Master Project Series 2021A, Rev., 4.00%, 6/1/2031 (c)	290	278
St. Tammany Parish Hospital Service District No. 1 Series 2018-A, Rev., 5.00%, 7/1/2032	15	16
State of Louisiana, State Highway Improvement Series 2013-A, Rev., 5.00%, 6/15/2023	40	41
Terrebonne Parish Recreation District No. 5 Series 2021 A, GO, 5.00%, 3/1/2027	20	23
Total Louisiana		3,787
Maine — 0.3%
Maine Municipal Bond Bank
Series 2022A, 5.00%, 11/1/2033	800	969
Series 2022A, 5.00%, 11/1/2034	700	842
Total Maine		1,811
Maryland — 1.7%
County of Baltimore Series 2021 A, GO, 5.00%, 3/1/2029	2,000	2,369
County of Howard Series 2019-B, GO, 5.00%, 8/15/2027	15	17
County of Montgomery, Consolidated Public Improvements Series A, GO, 4.00%, 12/1/2033	5	5
Maryland Health and Higher Educational Facilities Authority, Stevenson University Issue
Series 2021A, Rev., 5.00%, 6/1/2030	395	432
Series 2021A, Rev., 5.00%, 6/1/2032	450	491
Series 2021A, Rev., 4.00%, 6/1/2038	790	767
State of Maryland
Series 2022A, 5.00%, 8/1/2034	3,500	4,232
Series 2013A, 4.00%, 8/1/2036	590	643
State of Maryland Department of Transportation Series 2021-A, 5.00%, 10/1/2027	450	520
Washington Suburban Sanitary Commission GTD, 5.00%, 6/15/2029	395	449
Total Maryland		9,925
Massachusetts — 0.4%
Commonwealth of Massachusetts Series 2004C, GO, AGM, 5.50%, 12/1/2022	200	203
Massachusetts Development Finance Agency, Salem Community Corp.
Series 2021 A, Rev., 5.00%, 1/1/2026	290	297
Series 2021A, Rev., 5.00%, 1/1/2027	300	307
Rev., 5.00%, 1/1/2028	265	272
Rev., 5.00%, 1/1/2029	500	511
Rev., 5.00%, 1/1/2030	230	235
Rev., 5.00%, 1/1/2031	245	249
Rev., 5.13%, 1/1/2040	100	101
Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue Series 2021G, Rev., 5.00%, 7/1/2036	200	224
Total Massachusetts		2,399

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — 0.6%
Avondale School District Series 2022A, GO, Q-SBLF, 5.00%, 11/1/2027	15	17
Eastern Michigan University, Board of Regents Series 2017A, Rev., 5.00%, 3/1/2033	1,000	1,102
Lakeview School District, School Building & Site GO, Q-SBLF, 5.00%, 5/1/2028	10	11
Michigan Finance Authority, Lawrence Technological University Obligated Group
Series 2021 A, Rev., 4.00%, 2/1/2027	45	46
Series 2021 A, Rev., 4.00%, 2/1/2032	95	93
Michigan Strategic Fund, Graphic Packaging International LLC, Coated Recycled Board Machine Project Rev., AMT, 4.00%, 10/1/2026 (b)	125	125
Northern Michigan University
Rev., 5.00%, 6/1/2029	325	377
Rev., 5.00%, 6/1/2030	415	487
Rev., 5.00%, 6/1/2031	190	226
Rev., 5.00%, 6/1/2032	300	354
Onekama Consolidated Schools GO, AGM, 4.00%, 5/1/2025	15	16
Watervliet Public Schools, School Building and Site GO, Q-SBLF, 5.00%, 5/1/2025	10	11
Wayne-Westland Community Schools Series 2019, GO, Q-SBLF, 4.00%, 11/1/2031	10	11
Western Michigan University, Tax Exempt
Series 2021A, Rev., AGM, 5.00%, 11/15/2035	200	230
Series 2021A, Rev., AGM, 5.00%, 11/15/2036	200	228
Series 2021A, Rev., AGM, 5.00%, 11/15/2037	350	399
Total Michigan		3,733
Minnesota — 0.9%
County of Hennepin 5.00%, 12/15/2029	450	538
Duluth Economic Development Authority, Benedictine Health System
Series 2021A, Rev., 3.00%, 7/1/2025	100	99
Series 2021A, Rev., 3.00%, 7/1/2026	180	177
Minnesota Higher Education Facilities Authority
5.00%, 10/1/2025	170	184
5.00%, 10/1/2026	100	110
Series 2022A, 5.00%, 10/1/2027	275	308
Series 2022A, 5.00%, 10/1/2028	945	1,068
Series 2022A, 5.00%, 10/1/2029	315	358
Series 2022A, 5.00%, 10/1/2030	225	257
Series 2022A, 5.00%, 10/1/2031	350	397
Series 2022A, 5.00%, 10/1/2032	245	276
Minnesota Municipal Gas Agency Series 2022A, LIQ : Royal Bank of Canada, 4.00%, 12/1/2027	1,435	1,507
Total Minnesota		5,279
Missouri — 0.8%
City of Springfield, Public Utility Rev., 5.00%, 8/1/2022	100	100
Health and Educational Facilities Authority of the State of Missouri
Rev., 5.00%, 2/15/2030	670	752
Series 2015A, Rev., 5.00%, 2/15/2031	705	797
Rev., 5.00%, 2/15/2032	500	557
Rev., 5.00%, 2/15/2033	500	554
Rev., 4.00%, 2/15/2034	400	399

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Health System, Inc. Rev., 5.00%, 11/15/2029	1,000	1,149
Industrial Development Authority of the City of St Louis Missouri (The), St. Louis Innovation District Series 2021 01, 5.00%, 5/15/2041	400	410
Total Missouri		4,718
Montana — 0.2%
Montana State Board of Regents,The University of Montana Series 2022A, 5.00%, 11/15/2028	1,000	1,163
Silver Bow County School District No. 1 Series 2021B, GO, 5.00%, 7/1/2029	5	6
Total Montana		1,169
Nebraska — 0.5%
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2042	2,550	2,847
Nevada — 0.2%
County of Clark, Nevada Improvement District No. 158 Series 2006 B, 5.00%, 8/1/2034	10	11
County of Clark, Southern California Edison Co. Series 2008 A, Rev., 2.10%, 6/1/2031	1,215	1,060
Total Nevada		1,071
New Hampshire — 0.4%
New Hampshire Business Finance Authority, St. Luke's Hospital Obligated Group
Series 2021B, Rev., 5.00%, 8/15/2032	1,475	1,676
Series 2021B, Rev., 5.00%, 8/15/2035	650	725
Total New Hampshire		2,401
New Jersey — 4.2%
Bergen County Improvement Authority (The), Bergen New Bridge Medical Center Series 2021 C, GTD, 5.00%, 8/1/2037 (e)	1,000	1,185
Camden County Improvement Authority (The), Camden Prep High School Project
Rev., 4.00%, 7/15/2027 (c)	215	218
Rev., 5.00%, 7/15/2032 (c)	285	303
Rev., 5.00%, 7/15/2042 (c)	585	603
County of Morris GO, 3.00%, 2/1/2030	20	20
New Jersey Economic Development Authority, School Facilities Construction Series PP, Rev., 5.00%, 6/15/2024 (d)	5,000	5,309
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A, Rev., 5.00%, 6/15/2028	3,000	3,272
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2013AA, Rev., 5.00%, 6/15/2036	2,500	2,541
Series 2020AA, Rev., 4.00%, 6/15/2050	1,125	1,114
Series 2020AA, Rev., 5.00%, 6/15/2050	1,000	1,069
New Jersey Turnpike Authority Series 2017B, Rev., 4.00%, 1/1/2035	5	5
State of New Jersey, COVID-19 Emergency Bonds Series 2020A, GO, 5.00%, 6/1/2029	5,000	5,785
Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2027	2,800	3,078
Total New Jersey		24,502
New Mexico — 0.6%
Loving Municipal School District No. 10
Series 2020 A, 5.00%, 9/15/2023	700	724
Series 2020 A, 5.00%, 9/15/2024	430	456
5.00%, 9/15/2025	300	326
5.00%, 9/15/2026	360	400
5.00%, 9/15/2027	340	386

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Mexico — continued
5.00%, 9/15/2028	300	338
State of New Mexico 5.00%, 3/1/2031	755	918
Total New Mexico		3,548
New York — 13.9%
Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc.
Rev., 4.00%, 7/1/2031	100	97
Rev., 4.00%, 7/1/2036	160	151
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, Rev., 4.00%, 6/15/2031	150	145
Series 2021A, Rev., 4.00%, 6/15/2056	225	187
City of New York
5.00%, 3/1/2036	1,000	1,147
Series F, Subseries F-1, 5.00%, 3/1/2037	2,000	2,283
City of New York , Fiscal year 2021 Series 2021F, GO, VRDO, 1.82%, 9/9/2022 (b)	6,400	6,400
City of New York, Fiscal Year 2018 Series 2018-1, GO, 5.00%, 8/1/2030	20	23
City of New York, Fiscal Year 2021 Series 2021 3, GO, 4.00%, 3/1/2040	1,020	1,034
County of St. Lawrence GO, AGM, 3.00%, 5/15/2034	10	10
Hudson Yards Infrastructure Corp., Second Indenture, Fiscal Year 2017 Series A, Rev., 5.00%, 2/15/2033	1,500	1,664
Island Park Union Free School District Series 2019, GO, 4.00%, 7/15/2033	40	42
Long Island Power Authority Series 2019-A, Rev., 3.00%, 9/1/2036	10	9
Metropolitan Transportation Authority
Series 2012 G-1, Rev., VRDO, LOC : Barclays Bank plc, 1.60%, 9/1/2022 (b)	475	475
Series 2015F, Rev., 5.00%, 11/15/2025	15	16
Subseries C-1, Rev., 5.25%, 11/15/2028	5,000	5,374
Nassau County Interim Finance Authority Series 2021A, Rev., 5.00%, 11/15/2034	1,275	1,518
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2015 FF, Rev., 4.00%, 11/1/2042	3,000	3,055
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2017B, Rev., 5.00%, 2/1/2036	1,005	1,176
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series FF, Rev., 5.00%, 6/15/2031	3,000	3,261
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured Series 2016B, Rev., AGM-CR, Zero Coupon, 11/15/2052	10,000	2,465
New York Liberty Development Corp.
Series 2021D, 2.25%, 2/15/2041	500	391
Rev., 2.75%, 2/15/2044	1,000	823
New York State Dormitory Authority Series 2018A, Rev., 5.00%, 7/1/2038	3,500	3,917
New York State Dormitory Authority, School Districts Financing Program Series 2018A, Rev., 5.00%, 10/1/2030	875	973
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series D, Rev., 4.00%, 2/15/2037	5,500	5,688
Series 2020 A, 4.00%, 3/15/2044	1,000	1,014
New York State Dormitory Authority, State Sales Tax Series 2014A, Rev., 5.00%, 3/15/2033	1,000	1,047
New York State Dormitory Authority, Unrefunded-2022-General Purpose 4.00%, 2/15/2034	1,000	1,040
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, New York City Municipal Water Finance Authority
Series 2017A, Rev., 5.00%, 6/15/2027	3,500	4,020
Series 2017A, Rev., 5.00%, 6/15/2028	2,000	2,268
New York State Thruway Authority, Junior Lien
Series 2016-A, Rev., 5.00%, 1/1/2025	25	27
Series J, Rev., 5.00%, 1/1/2025	5	5

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Urban Development Corp., Sales Tax Series 2021 A, 4.00%, 3/15/2046	1,000	1,005
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2017C, Rev., 5.00%, 3/15/2027	5,475	6,209
Port Authority of New York & New Jersey, Consolidated Series 194, Rev., 5.00%, 10/15/2041	6,500	6,995
Sales Tax Asset Receivable Corp., Fiscal Year 2015 Series A, Rev., 5.00%, 10/15/2024 (d)	1,890	2,028
Syracuse Industrial Development Agency, School District Series 2019-A, Rev., 4.00%, 5/1/2034	10	11
Utility Debt Securitization Authority Series 2013TE, Rev., 5.00%, 12/15/2028	4,000	4,175
Utility Debt Securitization Authority, Federally Tax-Exempt Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,405
Village of Stewart Manor, Public Improvement
Series 2013TE, GO, 5.00%, 8/1/2026	20	22
Series 2013TE, GO, 4.00%, 8/1/2028	20	22
Wellsville Central School District Series 2017 B, GO, AGM, 5.00%, 6/15/2023	20	21
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project
Series 2021D, Rev., 2.88%, 7/1/2026 (c)	465	441
Series 2021C, Rev., 3.20%, 7/1/2028 (c)	3,025	2,804
Series 2021A, Rev., 5.00%, 7/1/2046 (c)	1,000	904
Total New York		80,787
North Carolina — 1.0%
City of Sanford, Enterprise System Series 2014B, Rev., 5.00%, 6/1/2031	520	603
County of Cabarrus 5.00%, 6/1/2028	1,000	1,163
County of Duplin
Series 2021 B, Rev., 5.00%, 6/1/2029	140	162
Series 2022A, Rev., 5.00%, 6/1/2031	135	160
County of New Hanover Series 2016 A, 5.00%, 6/1/2026	220	246
North Carolina Capital Facilities Finance Agency, High Point University
Series 2021 A, Rev., 5.00%, 5/1/2029	425	485
Series 2017C, Rev., 5.00%, 5/1/2030	560	643
Rev., 4.00%, 5/1/2032	1,000	1,052
North Carolina Medical Care Commission, The Forest at Duke Project Rev., 4.00%, 9/1/2034	190	193
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien Rev., AGM, 5.00%, 1/1/2029	700	778
University of North Carolina at Chapel Hill Series B, Rev., VRDO, LIQ : TD Bank NA, 1.61%, 9/1/2022 (b)	575	575
University of North Carolina at Greensboro Series 2021 A, Rev., 4.00%, 4/1/2035	10	10
Total North Carolina		6,070
North Dakota — 0.2%
City of Grand Forks Rev., 4.00%, 12/1/2038	1,200	1,183
Ohio — 1.8%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron Series 2022A, 5.00%, 11/15/2029	650	753
American Municipal Power, Inc., Fremont Energy Center Project Series 2021A, Rev., 5.00%, 2/15/2033	1,250	1,454
Butler County Port Authority, Community First Solutions
Series 2021A, Rev., 4.00%, 5/15/2038	110	115
Series 2021A, Rev., 4.00%, 5/15/2039	110	115
Series 2021A, Rev., 4.00%, 5/15/2040	120	125
Series 2021A, Rev., 4.00%, 5/15/2041	125	129
County of Cuyahoga, Eliza Jennings Senior Care Network Series 2021 A, 5.00%, 5/15/2032	170	175
County of Summit Series 2019 A, 5.00%, 12/1/2029 (e)	200	237

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Northeast Ohio Medical University
Series 2021A, Rev., 5.00%, 12/1/2030	70	78
Series 2021A, Rev., 4.00%, 12/1/2035	150	152
Ohio Higher Educational Facility Commission, Cleveland Institute of Music 2
5.00%, 12/1/2027	100	106
5.00%, 12/1/2032	100	106
Ohio Higher Educational Facility Commission, John Carroll University
Rev., 5.00%, 10/1/2028	370	411
Rev., 5.00%, 10/1/2029	445	498
Rev., 5.00%, 10/1/2030	425	477
Rev., 5.00%, 10/1/2031	645	724
Rev., 5.00%, 10/1/2032	700	779
Ohio Turnpike and Infrastructure Commission, Junior Lien Series 2022A, Rev., 5.00%, 2/15/2031 (e)	1,000	1,184
Ohio Water Development Authority, Fresh Water 5.00%, 12/1/2037	1,020	1,170
State of Ohio Series 2016A, GO, 5.00%, 9/1/2025	385	423
State of Ohio, Capital Facilities Lease Appropriation Series 2018A, Rev., 5.00%, 4/1/2028	1,020	1,180
Total Ohio		10,391
Oklahoma — 0.6%
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Series 2022A, Rev., 5.00%, 10/1/2022	250	251
Rev., 5.00%, 10/1/2023	180	187
Rev., 5.00%, 10/1/2025	500	543
Rev., 5.00%, 10/1/2026	500	555
Oklahoma Turnpike Authority, Turnpike System, Second Senior Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,146
Total Oklahoma		3,682
Oregon — 2.1%
City of Portland, Second Lien Sewer System Series B, Rev., 4.00%, 10/1/2036	2,180	2,240
County of Marion Series 2022 B, GO, AMBAC, 5.50%, 6/1/2023	100	103
Hospital Facilities Authority of Multnomah County Oregon
Series 2021B-2, Rev., 0.95%, 6/1/2027	5,800	5,242
Series 2021B-1, Rev., 1.20%, 6/1/2028	2,000	1,773
Linn & Benton Counties, School District No. 8J, Greater Albany Series 2022 B2, GO, 5.00%, 6/15/2030	500	566
Salem Hospital Facility Authority, Capital Manor Project
Rev., 5.00%, 5/15/2028	155	162
Rev., 4.00%, 5/15/2029	130	129
Rev., 4.00%, 5/15/2030	190	187
Rev., 4.00%, 5/15/2031	200	195
Rev., 4.00%, 5/15/2032	185	180
Tri-County Metropolitan Transportation District of Oregon Series 2017A, Rev., 5.00%, 10/1/2023	50	52
Umatilla County School District No. 61R Stanfield 4.00%, 6/15/2039	275	282
Washington Counties, Hillsborough School District No. 1J Series 2022B, GO, 5.00%, 6/15/2027	570	651
Yamhill County Hospital Authority Series 2021A, Rev., 5.00%, 11/15/2056	240	210
Total Oregon		11,972
Pennsylvania — 2.0%
Allegheny County Higher Education Building Authority,Chatham University
Series 2016A, 5.00%, 9/1/2028	100	107

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
5.00%, 9/1/2029	100	107
5.00%, 9/1/2030	105	111
5.00%, 9/1/2031	100	106
5.00%, 9/1/2032	100	104
Berks County Industrial Development Authority, Tower Health Project
Series 2021 C, Rev., 5.00%, 11/1/2027	350	322
Rev., 5.00%, 11/1/2028	450	408
Rev., 5.00%, 11/1/2029	150	134
Rev., 5.00%, 11/1/2030	150	132
Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 5.00%, 7/1/2036	1,225	1,280
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2024	500	525
Rev., 5.00%, 6/1/2025	630	677
Rev., 5.00%, 6/1/2026	380	414
Rev., 5.00%, 6/1/2027	500	555
Rev., 5.00%, 6/1/2028	880	987
Rev., 5.00%, 6/1/2029	380	424
County of Lancaster Series 2016-A, GO, 4.00%, 5/1/2026	15	16
County of Montgomery Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 4.00%, 9/1/2043	2,000	2,011
Fairview School District Series A, GO, 4.00%, 2/1/2028	10	10
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Rev., 4.00%, 7/1/2030	335	338
Pennsylvania Turnpike Commission Series 2021B, Rev., 5.00%, 12/1/2025	165	181
Philadelphia Authority for Industrial Development, Holy Family University Project 5.00%, 9/1/2029 (e)	675	727
Sayre Health Care Facilities Authority, Guthrie Health Issue Series 2021B, Rev., VRDO, (ICE LIBOR USD 3 Month + 0.78%), 1.84%, 9/1/2022 (f)	1,475	1,480
Township of Hampton
Series 2020C, 5.00%, 1/1/2029 (e)	100	115
5.00%, 1/1/2030 (e)	100	116
Total Pennsylvania		11,387
Rhode Island — 0.0% ^
Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Series 2016A, Rev., 5.00%, 10/1/2029	10	11
South Carolina — 0.0% ^
City of Charleston, Waterworks & Sewer System Rev., 5.00%, 1/1/2028	15	17
Spartanburg County Tourist Public Facilities Corp. Series 2021 B, COP, 4.00%, 4/1/2028	10	10
Total South Carolina		27
Tennessee — 3.4%
City of Memphis, Electric System Series 2022A, 5.00%, 12/1/2026	345	390
City of Murfreesboro 5.00%, 6/1/2029	725	857
County of Coffee
Series 2021B, GO, 5.00%, 6/1/2030	180	214
Series 2021A, GO, 5.00%, 6/1/2031	100	120
Metropolitan Government Nashville and Davidson County Health and Educational Facilities, The Blakeford at Green Hills Corp. Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,210
Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2034	130	147

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2031 (b)	7,755	8,413
Tennessee Energy Acquisition Corp., Gas Project Series 2019A, Rev., 4.00%, 11/1/2025 (b)	8,000	8,211
Total Tennessee		19,562
Texas — 9.7%
Baytown Municipal Development District, Third-Lien Hotel
Series 2021C, Rev., 5.00%, 10/1/2028	890	1,013
Series 2021C, Rev., 5.00%, 10/1/2031	515	601
Series 2021C, Rev., 5.00%, 10/1/2032	535	621
Bexar County Hospital District GO, 4.00%, 2/15/2035	10	10
Board of Regents of the University of Texas System Financing System Series 2014B, Rev., 5.00%, 8/15/2026	5,000	5,637
Central Texas Regional Mobility Authority, Senior Lien Series 2021D, Rev., 4.00%, 1/1/2044	2,000	2,000
City of Austin, Airport System Series 2022A, 5.00%, 11/15/2034	1,500	1,705
City of El Paso, Water and Sewer Rev., 5.00%, 3/1/2031	1,250	1,498
City of Houston, Airport System Series 2021A, Rev., AMT, 5.00%, 7/1/2032	950	1,085
City of Houston, Airport System, United Airlines, Inc., Terminal Improvements Projects Series 2021B-1, Rev., AMT, 4.00%, 7/15/2041	400	363
City of Houston, Combined Utility System, Junior Lien Series 2021A, Rev., AGM, 5.75%, 12/1/2032 (d)	5,550	7,244
City of Houston, Public Improvement Series 2014A, GO, 5.00%, 3/1/2024 (d)	4,000	4,205
City of Mesquite, Waterworks and Sewer System
Series 2020 A, 5.00%, 3/1/2026	650	717
5.00%, 3/1/2029	655	759
5.00%, 3/1/2035	1,000	1,175
City of Portland GO, 3.00%, 8/15/2029	100	103
Clifton Higher Education Finance Corp., Idea Public Schools Rev., PSF-GTD, 5.00%, 8/15/2030	460	540
Collin County Community College District, Limited Tax GO, 5.00%, 8/15/2026	1,000	1,123
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 2.50%, 10/1/2031	100	85
County of El Paso GO, 5.00%, 2/15/2032	1,490	1,673
County of Tarrant 5.00%, 7/15/2033	500	599
Denton Independent School District Series 2021A, PSF-GTD, 5.00%, 8/15/2030	460	542
Lower Colorado River Authority Rev., 5.00%, 5/15/2031	2,760	3,194
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Rev., 5.00%, 5/15/2036	1,495	1,671
Rev., 5.00%, 5/15/2038	1,500	1,668
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project Rev., VRDO, 1.65%, 9/1/2022 (b)	4,000	4,000
New Hope Cultural Education Facilities Finance Corp. Series 2021 B, 4.25%, 10/1/2026 (e)	325	327
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc. Series 2021 B, Rev., 4.00%, 8/15/2031 (c)	485	466
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project Rev., 4.00%, 1/1/2037 (e)	100	87
New Hope Cultural Education Facilities Finance Corp., Westminster Project Series 2022 B, Rev., 4.00%, 11/1/2055	100	89
North Texas Tollway Authority System, First Tier
Series A, Rev., 5.00%, 1/1/2026	100	101
Series 2017A, Rev., 5.00%, 1/1/2027	550	606
Series 2017A, Rev., 5.00%, 1/1/2030	360	392
Series 2017A, Rev., 5.00%, 1/1/2035	600	654
North Texas Tollway Authority System, Second Tier
Series 2017B, Rev., 5.00%, 1/1/2027	300	330
Series 2017B, Rev., 5.00%, 1/1/2030	400	434
Northwest Independent School District PSF-GTD, 5.00%, 2/15/2031	3,635	4,382

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Round Rock Independent School District Series 2016A, 5.00%, 8/1/2029	115	131
San Antonio Education Facilities Corp., Hallmark University Project Series 2021A, Rev., 5.00%, 10/1/2041	200	190
San Antonio Education Facilities Corp., University of the Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2037	600	599
San Antonio Water System, Junior Lien Series 2020C, Rev., 5.00%, 5/15/2029	1,500	1,757
Trinity River Authority, Walker-Calloway System
Rev., 5.00%, 2/1/2026	275	303
Series 2017 A, Rev., 5.00%, 2/1/2027	290	328
Rev., 5.00%, 2/1/2028	305	348
Rev., 5.00%, 2/1/2029	320	366
Rev., 5.00%, 2/1/2030	340	387
Rev., 5.00%, 2/1/2031	355	401
Tyler Independent School District GO, PSF-GTD, 5.00%, 2/15/2028	175	197
Total Texas		56,706
Utah — 0.8%
Mida Golf and Equestrian Center Public Infrastructure District, Limited Tax GO, 4.13%, 6/1/2036 (c)	895	781
Military Installation Development Authority, Tax Allocation and Hotel Tax
Series 2021A-1, Rev., 4.00%, 6/1/2036	100	88
Series 2021A-2, Rev., 4.00%, 6/1/2036	100	88
Series 2021A-1, Rev., 4.00%, 6/1/2041	100	84
Utah Charter School Finance Authority, Wallace Stegner Academy
5.25%, 6/15/2032 (c)	500	516
Series 2014 B, 5.63%, 6/15/2042 (c)	805	830
Utah Infrastructure Agency Telecommunications and Franchise Tax Rev., 4.00%, 10/15/2025 (d)	250	266
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Series 2022A, 5.00%, 10/15/2027	100	106
Rev., 4.00%, 10/15/2031	500	493
Series 2022A, 5.00%, 10/15/2032	100	107
Rev., 4.00%, 10/15/2033	525	508
Weber Basin Water Conservancy District
Series 2017B, Rev., 5.00%, 10/1/2030	250	284
Series 2017B, Rev., 5.00%, 10/1/2031	470	532
Total Utah		4,683
Virginia — 0.4%
Henrico County Economic Development Authority, Westminster Canterbury Richmond Rev., 4.00%, 10/1/2040	330	331
Lynchburg Economic Development Authority, Central Health, Inc. Rev., 4.00%, 1/1/2037	665	668
Virginia Small Business Financing Authority, The Obligated Group of National Senior Campuses, Inc. Series 2020A, Rev., 5.00%, 1/1/2034	1,200	1,314
Total Virginia		2,313
Washington — 2.7%
County of Kitsap Series 2020 C, 5.00%, 12/1/2034 (e)	1,715	2,063
Energy Northwest Series 2021 A, Rev., 5.00%, 7/1/2026	10	11
Port of Seattle, Intermediate Lien
Series 2015B, Rev., 5.00%, 3/1/2033	3,750	3,948
Series 2015B, Rev., 5.00%, 3/1/2034	1,000	1,052
State of Washington, Various Purpose Series R-2018C, GO, 5.00%, 8/1/2034	900	1,007

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Washington Health Care Facilities Authority, Providence St. Joseph Health
Series 2018B, Rev., 5.00%, 10/1/2025	1,250	1,358
Series 2018B, Rev., 5.00%, 10/1/2026	1,500	1,664
Series 2018B, Rev., 5.00%, 10/1/2027	2,500	2,825
Washington State Housing Finance Commission, New Haven Apartments Series 2018 B, Rev., VRDO, LOC : Federal National Mortgage Association, 1.52%, 9/9/2022 (b)	250	250
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (c)	1,415	1,269
Total Washington		15,447
Wisconsin — 1.2%
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (c)	130	118
Public Finance Authority, Coral Academy of Science
Series 2021A, Rev., 4.00%, 7/1/2030	305	300
Series 2021A, Rev., 4.00%, 7/1/2041	500	449
Public Finance Authority, Entrance Fee Principal Redemption, Searstone CCRC Project Series 2021B2, Rev., 2.25%, 6/1/2027 (c)	215	198
Public Finance Authority, Roseman University of Health Sciences Project Rev., 4.00%, 4/1/2032 (c)	100	99
Public Finance Authority, Scotland Healthcare System
Series 2021A, Rev., 5.00%, 10/1/2025	695	746
Series 2021A, Rev., 5.00%, 10/1/2026	730	798
Public Finance Authority, The Carmelite System, Inc., Obligated Group Series 2021A, Rev., 3.25%, 1/1/2029	860	856
Public Finance Authority, The Franklin School of Innovation Series 2021A, Rev., 5.00%, 1/1/2042 (c)	105	102
Public Finance Authority, Triad Math and Science Academy Co.
Series 2021A, Rev., 4.00%, 6/15/2024	340	346
Series 2021A, Rev., 4.00%, 6/15/2026	370	378
Series 2021A, Rev., 4.00%, 6/15/2028	400	407
Series 2021A, Rev., 4.00%, 6/15/2030	435	436
Series 2021A, Rev., 4.00%, 6/15/2041	280	260
Public Finance Authority, Viticus Group Project
Series 2022A, Rev., 4.00%, 12/1/2031 (c)	100	95
Series 2022A, Rev., 4.00%, 12/1/2041 (c)	290	258
Wisconsin Health and Educational Facilities Authority, Hope Christian Schools Rev., 4.00%, 12/1/2041	160	140
Wisconsin Health and Educational Facilities Authority, Marquette University Series 2021 A1, 5.00%, 10/1/2032	500	573
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries Series 2021 A1, Rev., 4.00%, 1/1/2037	325	302
Total Wisconsin		6,861
Total Municipal Bonds (Cost $515,855)		504,883

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Term Investments — 10.1%
Investment Companies — 10.1%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.28% (g) (h) (Cost $58,823)	58,802	58,825
Total Investments — 96.9% (Cost $574,678)		563,708
Other Assets Less Liabilities — 3.1%		18,244
NET ASSETS — 100.0%		581,952

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
CR	Custodial Receipts
GO	General Obligation
GTD	Guaranteed
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2022.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2022.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of July 31, 2022.

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Centrally Cleared Inflation-linked swap contracts outstanding as of July 31, 2022 (amounts in thousands):

FLOATING RATE INDEX(a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.97% at termination	Receive	5/13/2032	USD 20,045	—	74	74
CPI-U at termination	3.23% at termination	Receive	5/31/2027	USD 30,813	—	35	35
CPI-U at termination	3.36% at termination	Receive	3/4/2027	USD 32,365	(253)	675	422
CPI-U at termination	3.41% at termination	Receive	4/12/2027	USD 8,872	—	37	37
CPI-U at termination	3.44% at termination	Receive	3/14/2027	USD 98,258	(190)	916	726
CPI-U at termination	3.45% at termination	Receive	3/14/2027	USD 51,874	(130)	477	347
CPI-U at termination	3.46% at termination	Receive	4/13/2027	USD 14,788	—	21	21
CPI-U at termination	3.93% at termination	Receive	7/20/2023	USD 21,066	—	50	50
					(573)	2,285	1,712
CPI-U at termination	2.97% at termination	Receive	6/7/2032	USD 10,720	13	(34)	(21)
CPI-U at termination	3.15% at termination	Receive	3/29/2032	USD 26,507	48	(197)	(149)
CPI-U at termination	3.32% at termination	Receive	6/6/2027	USD 6,988	—	(27)	(27)
CPI-U at termination	3.35% at termination	Receive	5/19/2027	USD 6,081	—	(5)	(5)
CPI-U at termination	3.37% at termination	Receive	6/8/2027	USD 6,357	—	(40)	(40)
CPI-U at termination	3.57% at termination	Receive	5/3/2027	USD 30,773	(79)	(149)	(228)
CPI-U at termination	3.68% at termination	Receive	3/29/2027	USD 5,538	(2)	(39)	(41)
CPI-U at termination	3.69% at termination	Receive	3/29/2027	USD 125,074	(94)	(893)	(987)
					(114)	(1,384)	(1,498)
					(687)	901	214

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a) Value of floating rate index at July 31, 2022 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	2.95%

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$504,883	$—	$504,883
Short-Term Investments
Investment Companies	58,825	—	—	58,825
Total Investments in Securities	$58,825	$504,883	$—	$563,708
Appreciation in Other Financial Instruments
Swaps	$—	$2,285	$—	$2,285

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Swaps	$—	$(1,384)	$—	$(1,384)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$—	$901	$—	$901
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.28% (a) (b)	$56,696	$273,090	$270,954	$(10)	$3	$58,825	58,802	$138	$1

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
(1). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Inflation-Linked Swaps
The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.